Member Cash Advances, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowances for loan and lease netted against gross member cash advances	$ 12.6	$ 9.4